Income Taxes (Tables)	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income before income taxes was derived from the following sources:

	2014	2013	2012
United States	$1,115,010	$653,622	$810,150
Foreign	441,710	657,379	766,548
	$1,556,720	$1,311,001	$1,576,698

Schedule of Components of Income Tax Expense (Benefit)
Income taxes include the following:

	2014	2013	2012
Federal
Current	$377,404	$167,350	$255,991
Deferred	(45,643)	26,523	(48,252)
Foreign
Current	168,177	176,739	191,167
Deferred	(28,016)	(28,472)	(29)
State and local
Current	43,860	19,496	30,500
Deferred	(480)	581	(8,171)
	$515,302	$362,217	$421,206

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2014	2013	2012
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.8	1.0	0.9
Goodwill and intangible asset impairment	4.5	—	—
Tax related to international activities	(5.6)	(5.8)	(5.8)
Cash surrender value of life insurance	(0.9)	(0.7)	0.1
Federal manufacturing deduction	(1.0)	(1.0)	(1.6)
Research tax credit	(0.3)	(1.1)	(0.4)
Other	(0.4)	0.2	(1.5)
Effective income tax rate	33.1%	27.6%	26.7%

Schedule of Deferred Tax Assets and Liabilities
The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2014	2013
Retirement benefits	$550,034	$535,260
Other liabilities and reserves	128,848	113,257
Long-term contracts	46,006	26,714
Stock-based incentive compensation	64,267	59,274
Loss carryforwards	340,676	286,180
Unrealized currency exchange gains and losses	25,182	14,639
Inventory	18,668	15,570
Foreign tax credit carryforward	51,875	25,195
Depreciation and amortization	(571,107)	(527,860)
Valuation allowance	(348,837)	(273,413)
Net deferred tax asset	$305,612	$274,816

Change in net deferred tax asset:
Provision for deferred tax	$74,139	$1,368
Items of other comprehensive (loss)	(49,882)	(194,746)
Acquisitions and other	6,539	(81,067)
Total change in net deferred tax	$30,796	$(274,445)

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013	2012
Balance July 1	$107,440	$109,735	$81,156
Additions for tax positions related to current year	7,752	10,285	66,500
Additions for tax positions of prior years	55,136	10,719	11,047
Reductions for tax positions of prior years	(1,359)	(20,683)	(23,456)
Reductions for settlements	(1,856)	(4,266)	(23,434)
Reductions for expiration of statute of limitations	(5,005)	(437)	(1,636)
Effect of foreign currency translation	2,705	2,087	(442)
Balance June 30	$164,813	$107,440	$109,735